OTHER RECEIVABLES - Movements in the allowances (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 ARS ($)
Other current receivables
Movements in the allowances of other receivables
Increases	$ (18)
Decreases	3
At the end of the year	(15)
Other non current receivables
Movements in the allowances of other receivables
Increases	(12)
At the end of the year	$ (12)